Supplement dated October 9, 2006

to the

Prospectus dated May 1, 2006 for Flexible Solutions Variable Universal Life

Prospectus dated May 1, 2006 for Millennium Series Variable Universal Life

Prospectus dated May 1, 2005 for Millennium Series Survivorship Variable Universal Life

The following supplemental information should be read in conjunction with the above named Prospectuses for the insurance policies (the “Policies”) issued by The Guardian Insurance & Annuity Company, Inc. (“GIAC”) through its Separate Account N.

Effective October 9, 2006 pursuant to shareholder approval, the assets of certain funds underlying the variable investment options available for allocation of net premiums and policy account value under your policy (the “Old Funds”) have been transferred to newly organized funds, each a series of the RS Variable Products Trust (the “New Funds”).

Old Funds	Former Adviser/ Former Sub-adviser	New Funds	New Adviser/ New Sub-adviser

The Guardian Stock Fund	Guardian Investor Services LLC (GIS)	RS Core Equity VIP Series	RS Investment Management Co. LLC (RS Investment Management) (Adviser)
The Guardian VC 500 Index Fund	GIS	RS S&P 500 Index VIP Series	RS Investment Management (Adviser) GIS (Sub-adviser)
The Guardian VC Asset Allocation Fund	GIS	RS Asset Allocation VIP Series	RS Investment Management (Adviser) GIS (Sub-adviser)
The Guardian VC High Yield Bond Fund	GIS	RS High Yield Bond VIP Series	RS Investment Management (Adviser) GIS (Sub-adviser)
The Guardian VC Low Duration Bond Fund	GIS	RS Low Duration Bond VIP Series	RS Investment Management (Adviser) GIS (Sub-adviser)
The Guardian UBS VC Large Cap Value Fund	GIS (Advisor) UBS Global Asset Management (Americas) Inc. (Sub-Adviser)	RS Large Cap Value VIP Series	RS Investment Management (Adviser) UBS Global Asset Management (Americas) Inc. (Sub-Adviser)
The Guardian UBS VC Small Cap Value Fund	GIS (Advisor) UBS Global Asset Management (Americas) Inc. (Sub-Adviser)	RS Partners VIP Series	RS Investment Management (Adviser)
The Guardian Small Cap Stock Fund	GIS	RS Small Cap Core Equity VIP Series	RS Investment Management (Adviser)
Baillie Gifford International Growth Fund	Guardian Baillie Gifford Limited (Advisor) Baillie Gifford Overseas Limited (Sub-Adviser)	RS International Growth VIP Series	RS Investment Management (Adviser) Guardian Baillie Gifford Limited (Sub-adviser) Baillie Gifford Overseas Limited (Sub-sub-adviser)
Baillie Gifford Emerging Markets Fund	Guardian Baillie Gifford Limited (Advisor) Baillie Gifford Overseas Limited (Sub-Adviser)	RS Emerging Markets VIP Series	RS Investment Management (Adviser) Guardian Baillie Gifford Limited (Sub-adviser) Baillie Gifford Overseas Limited (Sub-sub-adviser)
The Guardian Bond Fund, Inc.	GIS	RS Investment Quality Bond VIP Series	RS Investment Management (Adviser) GIS (Sub-adviser)
The Guardian Cash Fund, Inc.	GIS	RS Cash Management VIP Series	RS Investment Management (Adviser) GIS (Sub-adviser)

PROSPECTUS	1

The summary of fund names, objectives and typical investments for the New Funds is as follows:

Summary of fund objectives and policies

Fund	Investment objectives	Typical investments	Investment Adviser
RS Core Equity VIP Series*	Seeks long-term growth of capital. Income is not a specific objective, although it is anticipated that long-term growth of capital will be accompanied by growth of income.	U.S. common stocks	RS Investment Management Co. LLC (RS Investment Management) 388 Market Street San Francisco, CA 94111
RS S&P 500 Index VIP Series*	Seeks to track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Common stocks of companies in the S&P Index, which emphasizes large U.S. Companies	RS Investment Management (Adviser) 388 Market Street San Francisco, CA 94111 Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, NY 10004
RS Asset Allocation VIP Series*	Long-term total investment return consistent with moderate investment risk. Seeks total investment return consists of income and changes in the market value of the fund’s investments.	Shares of RS S&P 500 Index VIP Series, the RS Core Equity VIP Series, the RS Investment Quality Bond VIP Series, and the RS Cash Management VIP Series	RS Investment Management (Adviser) 388 Market Street San Francisco, CA 94111 Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, NY 10004
RS High Yield Bond Fund VIP Series*	Seeks current income; capital appreciation is a secondary objective.	Corporate bonds and other debt securities rated below investment grade	RS Investment Management (Adviser) 388 Market Street San Francisco, CA 94111 Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, NY 10004
RS Low Duration Bond VIP Series*	Seeks a high level of current income consistent with preservation of capital.	Investment grade debt obligations, such as corporate bonds, mortgage-backed and asset-backed securities and obligations of the U.S. government and its agencies	RS Investment Management (Adviser) 388 Market Street San Francisco, CA 94111 Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, NY 10004
RS Large Cap Value VIP Series*	Seeks to maximize total return, consisting of capital appreciation and current income.	Normally, at least 80% of the value of the Fund’s net assets is invested in equity securities issued by companies with large market capitalization at the time of purchase	RS Investment Management (Adviser) 388 Market Street San Francisco, CA 94111 UBS Global Asset Management (Americas) Inc. (Sub-adviser) One North Wacker Drive Chicago, Illinois 60606
RS Partners VIP Series*	Seeks long-term growth. The Fund seeks to increase shareholder capital over the long term.	Principally, equity securities of companies with market capitalizations up to $3 billion that the adviser believes to be undervalued. The fund may at times invest a portion of its assets in debt securities and other incom-producing securities.	RS Investment Management 388 Market Street San Francisco, CA 94111

2	PROSPECTUS

Summary of fund objectives and policies

Fund	Investment objectives	Typical investments	Investment Adviser
RS Investment Quality Bond VIP Series*	Seeks to secure maximum current income without undue risk to principal; capital appreciation is a secondary objective.	Investment grade debt obligations	RS Investment Management (Adviser) 388 Market Street San Francisco, CA 94111 Guardian Investor Services LLC (Sub-Adviser) 7 Hanover Square New York, NY 10004
RS Cash Management VIP Series*	Seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity.	Money market instruments	RS Investment Management (Adviser) 388 Market Street San Francisco, CA 94111 Guardian Investor Services LLC (Sub-Adviser) 7 Hanover Square New York, NY 10004
RS International Growth VIP Series*	Seeks long-term capital appreciation. It is anticipated that long-term capital appreciation will be accompanied by dividend income, which may vary depending on factors such as the location of the investments.	Common stocks and convertible securities issued by foreign companies

RS Investment Management (Adviser)

388 Market Street

San Francisco, CA 94111

Guardian Baillie Gifford Limited (Sub-Adviser)

Baillie Gifford Overseas Limited (Sub-sub-adviser)

Calton Square, 1 Greenside Row

Edinburgh, EH1 3AN, Scotland

RS Emerging Markets VIP Series*	Seeks long-term capital appreciation. It is anticipated that long-term capital appreciation will be accompanied by dividend income, which may vary depending on factors such as the location of the investments.	Common stocks and convertible securities of emerging market companies

RS Investment Management (Adviser)

388 Market Street

San Francisco, CA 94111

Guardian Baillie Gifford Limited (Sub-Adviser)

Baillie Gifford Overseas Limited (Sub-sub-adviser)

Calton Square, 1 Greenside Row

Edinburgh, EH1 3AN, Scotland

RS Small Cap Core Equity VIP Series*	Seeks long-term growth of capital. Income is not a specific objective, although it is anticipated that long-term growth of capital will be accompanied by growth of income.	U.S. common stocks of companies with small market capitalization	RS Investment Management 388 Market Street San Francisco, CA 94111

All other provisions of this prospectus, including the summary of fund objectives and typical investments for the remaining available variable investment options in your policy, remain unchanged.

This Supplement should be retained with the Prospectus for future reference.

PROSPECTUS	3